Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2016	-	$-	$-
Granted	206,859	$2.89	$-
Vested	(100,000)	$2.89	$-
Unvested as of June 30, 2017	106,859	$2.89	$-
Forfeited	(56,859)	$2.89	$-
Granted	56,859	$4.30	$-
Vested	(106,859)	$3.64	$-
Unvested as of June 30, 2018	-	$-	$-
Granted	720,000	$2.57	$-
Vested	(60,000)	$2.57	$-
Unvested as of June 30, 2019	660,000	$2.57	$607,200